RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2019
Related Party Transactions
Related Party Transactions

NOTE 10 — RELATED PARTY TRANSACTIONS

a) The table below sets forth the major related parties and their relationships with the Company:

Name of related party	Relationship with the Company

Tao Jiang	CEO and director of the Company

b) The Group had the following related party balances with the major related party:

As of June 30, 2019 and 2018, the balances of due to related party were mainly loans provided by the CEO and director of the Company to fund the Company’s operations as set forth in the table below. The payables are unsecured, non-interest bearing and due on demand.

	As of June 30,	As of June 30,
	2019	2018
Amount due to Tao Jiang	$567,346	$25,541
Total due to related party	$567,346	$25,541